Employee Benefit Plans - Major Actuarial Assumptions Used in Determining PBO, ABO and Net Periodic Cost (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Retirement Plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount Rate	4.78%	3.90%
Rate of Compensation Increase	3.99%	4.29%
Weighted-average assumptions used to determine net periodic benefit cost
Discount Rate	3.90%	4.45%	5.21%
Expected Long-term Rate of Return	7.65%	7.79%	7.79%
Rate of Compensation Increase	4.29%	4.63%	4.49%
Retiree Health and Life Insurance Plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount Rate	4.03%	3.16%
Rate of Compensation Increase	3.44%	3.51%
Weighted-average assumptions used to determine net periodic benefit cost
Discount Rate	3.16%	3.76%	4.37%
Expected Long-term Rate of Return	7.42%	7.52%	8.00%
Rate of Compensation Increase	3.51%	4.15%	4.29%
Foreign Plans [Member] | Minimum [Member]
Weighted-average assumptions used to determine benefit obligations
Discount Rate	3.25%	3.50%
Rate of Compensation Increase	2.50%	2.50%
Weighted-average assumptions used to determine net periodic benefit cost
Discount Rate	3.50%	4.36%	4.40%
Expected Long-term Rate of Return	3.50%	3.75%	3.75%
Rate of Compensation Increase	2.50%	2.50%	2.50%
Foreign Plans [Member] | Maximum [Member]
Weighted-average assumptions used to determine benefit obligations
Discount Rate	4.97%	4.40%
Rate of Compensation Increase	4.00%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost
Discount Rate	4.40%	5.31%	6.00%
Expected Long-term Rate of Return	5.75%	6.25%	7.40%
Rate of Compensation Increase	3.50%	3.50%	4.50%